Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	$ (20,292)	$ (28,507)	$ (18,374)
Lease liabilities
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(1,303)	(1,934)	(1,111)
Trade and other payables
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(18,989)	(26,573)	(17,214)
Loans from shareholders
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities			(49)
Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	19,490	42,913	21,073
Financial liabilities	(12,361)	(6,496)	(6,971)
Net exposure	7,129	36,417	14,102
Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	6,993	4,192	3,390
Financial liabilities		(1,231)	(3)
Net exposure	6,993	2,961	3,387
Currency risk | Lease liabilities | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(1,303)	(1,795)	(1,111)
Currency risk | Lease liabilities | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		(139)
Currency risk | Trade and other payables | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities	(11,058)	(4,701)	(5,811)
Currency risk | Trade and other payables | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities		(1,092)	(3)
Currency risk | Loans from shareholders | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities			(49)
Loans receivable | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	356	123	8
Trade and other receivables | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	10,057	9,493	9,661
Trade and other receivables | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	5,495	3,571	2,649
Cash and cash equivalents | Currency risk | Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	9,077	33,297	11,404
Cash and cash equivalents | Currency risk | Russian Ruble
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 1,498	$ 621	$ 741